DISCONTINUED OPERATIONS	12 Months Ended
Mar. 31, 2024
Disclosure of analysis of single amount of discontinued operations [abstract]
DISCONTINUED OPERATIONS	DISCONTINUED OPERATIONS
On February 16, 2024, the Company announced the closing of the sale of its Healthcare business to Madison Industries. The total consideration, after preliminary working capital and selling price adjustments, amounted to $293.4 million and is subject to further working capital adjustments based on closing accounts. The final determination of the working capital adjustment will be concluded during fiscal 2025.

The Healthcare business, which offers healthcare students and clinical professionals integrated physical, digital and virtual education and training solutions, is reported as discontinued operations.

The after-tax gain on disposal of the Healthcare business is as follows:

Consideration received in cash	$275.3
Short-term holdback receivable	8.0
Long-term non-contingent receivable	10.1
Total consideration	$293.4
Net assets disposed	$269.6
Impairment of non-financial assets of the disposal group excluded from the sale	7.8
Reclassification to income of gains on foreign currency exchange differences from OCI	(2.5)
Transaction fees and other costs	12.2
Gain on disposal of discontinued operations before income taxes	$6.3
Income tax recovery	(10.2)
After-tax gain on disposal of discontinued operations	$16.5

The net income and other comprehensive (loss) income from discontinued operations are as follows:

	2024	2023
Revenue	$131.7	$192.7
Expenses	132.7	184.7
Operating (loss) income	$(1.0)	$8.0
Finance expense	3.6	4.1
(Loss) earnings before income taxes	$(4.6)	$3.9
Income tax (recovery) expense	(9.4)	1.8
Net income from discontinued operations before after-tax gain on disposal	$4.8	$2.1
After-tax gain on disposal of discontinued operations	16.5	—
Net income from discontinued operations	$21.3	$2.1

For the year ended March 31, 2024, depreciation and amortization of $6.1 million (2023 – $12.0 million) is included in net income from discontinued operations.

	2024	2023
Foreign currency exchange differences on translation of foreign operations	$0.9	$5.8
Reclassification to income of gains on foreign currency exchange differences	(2.5)	—
Income taxes	(5.4)	—
Other comprehensive (loss) income from discontinued operations	$(7.0)	$5.8
No amount of net income and other comprehensive (loss) income from discontinued operations are attributable to non‑controlling interest.
As part of the transaction, the major classes of assets and liabilities disposed were as follows:

Current assets	$112.3
Property, plant and equipment	6.9
Right-of-use assets	9.8
Intangible assets, including goodwill of $120.4 million	168.0
Deferred tax assets	26.5
Other non-current assets	14.5
Assets disposed	$338.0
Current liabilities	37.1
Long-term debt (lease liabilities), including current portion	12.2
Deferred tax liabilities	1.4
Other non-current liabilities	17.7
Liabilities disposed	$68.4
Net assets disposed	$269.6

As a result of the closing of the sale, royalty obligations related to the discontinued operations of $36.9 million previously presented as liabilities held for sale were converted into R&D obligations (Note 19).

The net cash flows from discontinued operations are as follows:

	2024	2023
Operating activities	$0.4	$3.6
Investing activities	261.6	(12.4)
Financing activities	(1.3)	(1.4)
Net cash flows provided by (used in) discontinued operations	$260.7	$(10.2)